Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”)	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal rep
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”)	An entity 30% owned by Shengling Xiang
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

2) Related party transactions

The Company leases offices and factory premises from Ailefu. The nature of the lease is disclosed in Leases in Note 9.

There were no transactions between the Company and Weidi, the Company and Xiangze, the Company and Fushishenye, and the Company and Xiaobai for the fiscal years of 2022 and 2021.

Lingyi Kong periodically provides working capital to support the Company’s operations when needed. As of December 31, 2022 and 2021, the Company had outstanding payable due to Lingyi Kong with an amount of $344,528 and $158,198, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Lingyi Kong. For the fiscal years of 2022 and 2021, there were notes receivables endorsed by Lingyi Kong with recourse to the Company’s suppliers to settle accounts payable in the amount of $2,844,019 and $5,043,783, respectively. During fiscal years 2022 and 2021, Lingyi Kong provided total working capital of $22,696,628 and $14,344,678, respectively.

Shengling Xiang periodically provides working capital to support the Company’s operations when needed. As of December 31, 2022 and 2021, the Company had outstanding payable due to Shengling Xiang with an amount of $46,623 and $0, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Shengling Xiang. During fiscal years 2022 and 2021, Shengling Xiang provided working capital of $483,498 and $27,177, respectively.

Chuanlong Lin periodically provides working capitals to support the Company’s operations when needed. During fiscal year 2022 and 2021, Chuanlong Lin provided working capital of $0 and $11,130, respectively. As of December 31, 2022 and 2021, the Company had no outstanding balance from this individual.

Chunhua Xiang periodically provides working capitals to support the Company’s operations when needed. During fiscal year 2022 and 2021, Chunhua Xiang provided working capital of $780,131 and $928,439, respectively. As of December 31, 2022 and 2021, the Company had no outstanding balance from this individual.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of December 31, 20221 and 2021:

Accounts	Name of related parties	2022	2021
Due to related party	Lingyi Kong	(344,528)	(158,198)
	Shengling Xiang	(46,623)	-
Net due to related parties		$(391,151)	$(158,198)